May 28, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:    Mr. Keith O'Connell
         Document Control - EDGAR

RE:      AXP International Series, Inc.
               AXP European Equity Fund
         Post-Effective Amendment No. 39
         File No. 2-92309/811-4075

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class I Supplement for AXP European Equity Fund prospectus and statement of additional information does not differ from that contained in the Registrant's Post-Effective Amendment No. 39 (Amendment). This Amendment was filed electronically on May 26, 2004.

Please direct any questions you have to me at (612) 671-7981 or Heidi Brommer at
(612) 671-2403.

Sincerely,




/s/ H. Bernt von Ohlen
    -------------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Expres Financial Corporation